Financial investments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 1,365	R$ 1,832
Current assets	1,336	1,786
Non current assets	29	46
Financial assets at fair value through profit or loss, category [member] | L F T And L F [Member]
IfrsStatementLineItems [Line Items]
Total	784	1,408
Financial assets at fair value through profit or loss, category [member] | Restricted Funds Investments [Member]
IfrsStatementLineItems [Line Items]
Total	522	345
Financial assets at fair value through profit or loss, category [member] | Other Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 59	R$ 79